U.S. SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                FORM 24f-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

 1.  Name and address of issuer:
     Delaware Group Delaware Fund, Inc.
     2005 Market Street
     Philadelphia, PA  19103

 2. Name of each series or class of funds for which this notice is filed:

     Delaware Fund A Class
     Delaware Fund B Class
     Delaware Fund Institutional Class
     Devon Fund A Class
     Devon Fund B Class
     Devon Fund Institutional Class

 3.  Investment Company Act File Number:  811-249

     Securities Act File Number:  2-10765

 4.  Last day of fiscal year for which this notice is filed:
     10/31/95

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: []

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:  N/A

 7. Number or aggregate sales price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     $0.00

 8.  Number and aggregate sale price of securities registered during the fiscal year other than pursuant to rule 24f-2:
     $0.00

 9.  Number of aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:  $63,013,324

10.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
     plans, if applicable:  $21,992,336

11.  Number and aggregate sale price of securities sold during the fiscal year:  $85,005,660

12.  Calculation of registration fee:
     (i)    Aggregate sale price of securities
            sold during the fiscal year in
            reliance on rule 24f-2 (from item 9):    $   63,013,324
                                                     --------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from item 10, if applicable):     +   21,992,336
                                                     --------------
     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                         -   86,804,281
                                                     --------------
     (iv)   Aggregate price of shares redeemed or
            repurchased and applied as a reduction
            to filing fees pursuant to rule 24e-2
            (if applicable):                         +     N/A
                                                     --------------
     (v)    Net aggregate sale price of securities
            sold during the fiscal year in reliance
            on rule 24f-2 [line (i), plus line (ii),
            less line (iii), plus line (iv)] (if
            applicable):                                   - 0 -
                                                     --------------
     (vi)   Multiplier prescribed by Section 6(b)
            under the Securities Act of 1933 or
            other applicable law or regulation:      x  1/29 of 1%
                                                     --------------
     (vii)  Fee due [line (vi) multiplied by line
            (vii)]:                                  $     - 0 -
                                                     ==============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a). [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By:  /s/ROSEMARY E. MILNER              Date: 12/27/95
          ------------------------                 --------
          Rosemary E. Milner
          Vice President
          ------------------------